UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        December
31, 2006

Check here if Amendment [   ]; Amendment Number:  _____
    This Amendment (Check only one.):  [     ]  is a restatement.
                              [     ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:		Zesiger Capital Group LLC
Address:	320 Park Avenue, 30th Floor
		New York, New York 10022

Form 13F File Number:     28-5536

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Barrie R. Zesiger
Title:	Managing Director

Phone:	212-508-6390

Signature, Place, and Date of Signing:

	/s/ Barrie R. Zesiger 	New York, NY     February 13, 2007

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
None













FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers	: 0
Form 13F Information Table Entry Total: 45
Form 13F Information Table Total Value: $ 387,311 (thousands)


List of Other Included Managers:

	NONE







Name of Issuer               Title        CUSIP     Value    Shares       Sh/PutInvstmOthe Voting Authority
                             of Class             (x$1000)   Prn Amnt     PrnCalDscretMngr       Sole  Share      None
Adolor Corporation           Common     00724X102   $ 4,087     543,500    SH    SOLE  N/A     531,000  N/A     12,500
Alexza Pharmaceuticals Inc   Common     015384100   $10,494     921,320    SH    SOLE  N/A     633,049  N/A    288,271
American International Group Common     026874107   $12,881     179,750    SH    SOLE  N/A     135,600  N/A     44,150
Biopure Corp                 Common     09065H303   $    12      25,283    SH    SOLE  N/A      20,375  N/A      4,908
Cia Saneamento Basico        ADR        20441A102   $ 9,554     282,150    SH    SOLE  N/A     149,000  N/A    133,150
Citigroup Inc                Common     172967101   $ 7,364     132,200    SH    SOLE  N/A     120,000  N/A     12,200
Collagenex Pharmaceuticals   Common     19419B100   $15,116   1,082,000    SH    SOLE  N/A     866,500  N/A    215,500
Compugen Ltd                 Common     M25722105   $   776     299,500    SH    SOLE  N/A      34,000  N/A    265,500
Cooper Tire & Rubber         Common     216831107   $15,620   1,092,300    SH    SOLE  N/A     804,000  N/A    288,300
Diomed Holdings Inc          Common     25454R207   $   703     913,585    SH    SOLE  N/A     884,941  N/A     28,644
Durect Corporation           Common     266605104   $22,049   4,966,100    SH    SOLE  N/A   3,480,000  N/A  1,486,100
Endeavor International       Common     29259G101   $   593     258,800    SH    SOLE  N/A     258,800  N/A        -
Exact Sciences Corp          Common     30063P105   $ 3,173   1,121,100    SH    SOLE  N/A   1,079,000  N/A     42,100
General Cable Corp           Common     369300108   $21,493     491,725    SH    SOLE  N/A     356,000  N/A    135,725
General Electric Co          Common     369604103   $14,143     380,095    SH    SOLE  N/A     290,175  N/A     89,920
Heska Corp                   Common     42805E108   $12,077   7,188,900    SH    SOLE  N/A   4,685,700  N/A  2,503,200
Inovio Biomedical Corp       Common     45773H102   $ 7,395   2,247,600    SH    SOLE  N/A   1,695,100  N/A    552,500
Iron Mountain Inc            Common     462846106   $ 7,912     191,400    SH    SOLE  N/A     175,150  N/A     16,250
Jmg Exploration Inc          Common     46621A117   $   -        31,000    SH    SOLE  N/A       6,000  N/A     25,000
K&F Industries Holdings Inc  Common     482241106   $ 2,634     116,000    SH    SOLE  N/A      91,400  N/A     24,600
Libbey Inc                   Common     529898108   $24,520   1,987,000    SH    SOLE  N/A   1,318,000  N/A    669,000
Marsh & Mclennan Cos         Common     571748102   $ 6,837     223,000    SH    SOLE  N/A     188,500  N/A     34,500
Masco Corp                   Common     574599106   $12,702     425,250    SH    SOLE  N/A     323,400  N/A    101,850
Matrix Service Co            Common     576853105   $18,262   1,134,300    SH    SOLE  N/A     860,000  N/A    274,300
Mcdermott Intl Inc           Common     580037109   $15,854     311,712    SH    SOLE  N/A     264,500  N/A     47,212
Mitsubishi Ufj Financial     ADR        606822104   $ 1,719     138,050    SH    SOLE  N/A      11,200  N/A    126,850
Monogram Biosciences Inc     Common     60975U108   $ 5,494   3,086,540    SH    SOLE  N/A   2,380,832  N/A    705,708
Navios Maritime		     Common     Y62196103   $ 4,028     750,000    SH    SOLE  N/A     750,000  N/A        -
Navios Maritime		     Units      Y62196129   $ 1,475     194,900    SH    SOLE  N/A     127,000  N/A     67,900
Newell Rubbermaid Inc.       Common     651229106   $ 6,376     220,250    SH    SOLE  N/A     218,000  N/A      2,250
North American Scientific    Common     65715D100   $    49      53,407    SH    SOLE  N/A      42,083  N/A     11,324
Pdl Biopharma Inc            Common     69329Y104   $ 2,944     146,152    SH    SOLE  N/A     117,507  N/A     28,645
Penford Corp                 Common     707051108   $ 4,982     288,000    SH    SOLE  N/A     241,000  N/A     47,000
Petroleo Brasileiro Sa       ADR        71654V101   $21,038     226,800    SH    SOLE  N/A     193,800  N/A     33,000
Pfizer Inc                   Common     717081103   $ 9,986     385,550    SH    SOLE  N/A     300,700  N/A     84,850
Prb Energy Inc               Common     693535106   $ 2,406     722,000    SH    SOLE  N/A     435,286  N/A    286,714
Quixote Corp                 Common     749056107   $ 7,595     386,100    SH    SOLE  N/A     333,000  N/A     53,100
Stealthgas Inc               Common     Y81669106   $11,217     960,400    SH    SOLE  N/A     716,500  N/A    243,900
Telekomunik Indonesia        ADR        715684106   $25,997     570,100    SH    SOLE  N/A     428,200  N/A    141,900
Time Warner Inc              Common     887317105   $ 6,534     300,000    SH    SOLE  N/A     300,000  N/A        -
Unumprovident Corp           Common     91529Y106   $11,045     531,500    SH    SOLE  N/A     419,900  N/A    111,600
Vivus Inc                    Common     928551100   $ 5,568   1,538,000    SH    SOLE  N/A   1,256,500  N/A    281,500
Wal-Mart Stores Inc          Common     931142103   $   231       5,000    SH    SOLE  N/A         -    N/A      5,000
Willsbros Group Inc          Common     969199108   $11,692     618,600    SH    SOLE  N/A     494,500  N/A    124,100
World Heart Corp             Common     980905202   $   686   1,633,601    SH    SOLE  N/A   1,502,463  N/A    131,138